Offerings - Offering: 1	Oct. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Asset-Backed Securities
Security Class Title	Asset-Backed Notes
Maximum Aggregate Offering Price	$ 1,006,140,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,947.93
Offering Note	(1) The prospectus to which this Exhibit is attached is a preliminary prospectus for the related offering. This table relates to the payment of registration fees in connection with the Registration Statement of which this prospectus is attached (No. 333-286053). (2) Estimated solely for the purpose of calculating the registration fee.